Provisions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [Line Items]
Additional provisions	£ 133		£ 536
Trade and other payables	7,168	[1]	7,437	£ 7,418
Operating costs	20,342		20,895	£ 15,399
Contract loss provisions	38		29
Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions	51		426
Fine [Member]
Disclosure of other provisions [Line Items]
Trade and other payables			42
Specific Item [Member]
Disclosure of other provisions [Line Items]
Additional provisions	£ 51		126
Specific Item [Member] | Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions			300
Specific Item [Member] | Fine and Associated Compensation Payments [Member]
Disclosure of other provisions [Line Items]
Operating costs			£ 342

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.